Note 9 - Intangible Assets	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
Note
9
Intangible assets

[US$ thousands]	Goodwill	Customer relationships	Technology	Trademarks	Other intangible assets	Total
Cost
Cost as of January 1, 2017	421,578	40,700	12,835	70,600	1,877	547,590
Additions (1)	—	—	2,936	—	143	3,079
Disposals	—	—	(1,226)	—	—	(1,226)
Exchange differences	—	—	—	—	—	—
As of December 31, 2017	421,578	40,700	14,545	70,600	2,020	549,443

Additions (1)	—	—	4,132	—	27	4,159
Disposals	—	—	—	—	—	—
Exchange differences	—	—	—	—	—	—
As of December 31, 2018	421,578	40,700	18,677	70,600	2,047	553,602

Amortization and impairment
As of January 1, 2017	—	497	855	—	124	1,476
Amortization for the year	—	2,980	4,033	—	1,617	8,630
Disposals	—	—	(861)	—	—	(861)
Exchange differences	—	—	—	—	—	—
As of December 31, 2017	—	3,477	4,028	—	1,741	9,246
						—
Amortization for the year	—	2,980	4,094	—	261	7,335
Disposals	—	—	—	—	—	—
Exchange differences	—	—	—	—	—	—
As of December 31, 2018	—	6,457	8,122	—	2,003	16,581

Net book value as of December 31, 2017	421,578	37,222	10,518	70,600	279	540,197
Net book value as of December 31, 2018	421,578	34,243	10,555	70,600	44	537,021

Intangible assets	Goodwill	Customer relationships	Technology	Trademarks	Other intangible assets
Useful life	Indefinite	Up to 15 years	Up to 5 years	Indefinite	Up to 5 years
Amortization method		Straight-line	Straight-line		Straight-line

(1)	Represents capitalized development expenditure net of grants received from the Norwegian government.

Goodwill and our brand of Opera (the Trademark) have indefinite useful lives and are tested for impairment at least annually. Both assets were initially recognized in
November 2016
through the acquisition of the Consumer Business. The Group consists of one
operating segment: the Consumer Business, to which goodwill and the trademark are allocated.

The Group performed its annual impairment test as of
December 2018.
The Group considers the relationship between its market capitalization and its book value of equity, among other factors, when reviewing for indicators of impairment. As of
December 31, 2018,
the market capitalization of the Group was below the book value of its equity, indicating a potential impairment of goodwill. This contrasted to the overall positive performance of the Consumer Business in
2018
and management’s outlook for the future.

The carrying amount of the CGU as of
December 31, 2018
was
US$580,705
thousand (
December 31, 2017:
US$566,356
thousand)

For carrying out the annual impairment testing, a discounted cash flow model is used to determine the value in use for the cash generating unit with goodwill and intangible assets with indefinite lives. The projected cash flows are based on the most up-to-date forecast that have been approved by management and do not
include cash flows arising from future enhancements. The approved forecast is for
2019
only as management does
not
approve forecasts for a longer period. Because the length of the projection period for the cash flow forecast where a CGU has goodwill or intangible assets with indefinite lives is into perpetuity, we have identified a “steady state” set of assumptions for the cash flows based an approach where we estimate cash flows for the years
2020
to
2022
and then using the estimated cash flows in
2022
as the basis for the terminal value. This
two
-stage approach is aimed to take cash flows to a level at which they can be regarded as reflecting maintainable earnings and to the period in a mid-point of the cycle – i.e.
not
at peak or trough of the cycle. Beyond
2022,
the cash flows are extrapolated using constant nominal growth rates.

The value-in-use calculation demonstrates that the value in use exceed the carrying amount of the CGU, i.e. it was not
impaired.

Key assumptions

Key assumptions used in the calculation of value in use are the nominal cash flows in the forecast period, including revenue growth rate, discount rate, and estimated long-term growth.

Cash flows

Cash inflows are expected to continue to grow over the projected period. The cash inflows are forecasted for each product and country where have sufficient and reliable data on which to base the projections. Our PC browser revenue is expected to grow steadily, reflecting an expectation that we will continue to strengthen our position in western markets. This will bring users with strong monetization potential. Our mobile revenues are expected to increase faster, including in developing markets by continuous product development and the undertaking of cost-effective and efficient marketing and distribution initiatives.

Forecasted cash outflows are partly based on actual costs in
2018
and a bottom-up assessment for each operating unit. Operating expenditures are expected to grow, primarily due to user acquisition initiatives and increases in cost of revenue following full-year effects of the Retail business as well as closer cooperation with publishers that collect revenue shares. The estimated increase in users will also lead to an uplift in hosting costs that are variable by its nature, like CDN, bandwidth and cloud services.

Discount rate

The discount rate represents the current market assessment of the risk specific to the Consumer Business CGU. The discount rate is based on the after-tax Weighted Average Cost of Capital (WACC) derived from the Capital Asset Pricing Model (CAPM) methodology and incremental borrowing rate, assuming cash flows in U.S. Dollars. The WACC calculation is based on a risk-free rate of
3.0%
(
2017:
2.6%
), in
2018
based on the
10
-year US Treasury Rate, while in
2017
based on the
30
-year US Treasury Rate, and a market risk premium of
5.68%
(
6.0%
in
2017
). The estimated beta for equity was
1.20
(
2017:
1.35
). Cost of debt after tax was estimated to be
4.0%,
while the equity to total capital ratio was
97%
(
2017:
100%
). This resulted in a post-tax WACC of
10.6%
(
2017:
10.7%
).

Long-term growth

In estimating the long-term growth in the terminal value, we estimated long-term GDP growth in the relevant regions. We assumed no
growth in labor force as well as
no
improvement in labor productivity, which results in
zero
real GDP growth. Moreover, for estimating long-term inflation we used IMF’s inflation estimates for
2023,
broken down across regions as the basis. Based on this we estimated a long-term nominal growth rate
2.5%
for the Consumer Business CGU (
2017:
2.5%
).

Sensitivity

We have simulated a variety of sensitivities to the key assumptions, including revenue growth rate, OPEX (as % of revenue), capital expenditure necessary for maintenance, long-term growth and the WACC. Since Opera is in a high-growth period, we consider changes of +/-
5
percentage points for the
three
former metrics and narrower +/-
1
percentage point for the long-term growth and WACC to be reasonable possible changes.
No
reasonable possible change in the key assumptions would result in the CGU being impaired as of
December 31, 2018.
The following thresholds would trigger an impairment loss:

- Decrease in annual revenue growth in the projected period of
6.0
percentage points.

- Increase in operating expenditure as percent of revenue by more than
9.4
 percentage points.

- Increase of WACC by more than
8.6
 percentage points.

No
economically reasonable changes to capital maintenance expenditure and the long-term growth rate would trigger the CGU to be impaired. For instance, there is no
positive value of long-term growth that would result in impairment.